Segment Reporting (Details) - Schedule of Assets and Liabilities - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Total assets:
Total assets	$ 129,126,312	$ 146,675,280	$ 146,675,280
Total liabilities:
Total liabilities	101,159,864	$ 117,393,537	117,393,537
Directly-Operated Physical Stores [Member]
Total assets:
Total assets	15,521,030		8,815,957
Total liabilities:
Total liabilities	18,121,356		9,728,199
Online Stores and Services [Member]
Total assets:
Total assets	7,909,941		20,070,215
Total liabilities:
Total liabilities	7,282,353		11,812,654
Franchise Stores and Wholesale Customers [Member]
Total assets:
Total assets	105,695,341		117,789,108
Total liabilities:
Total liabilities	$ 75,756,155		$ 95,852,684